UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Fox Point Capital Management LLC

Address:  101 Park Avenue, 21st Floor
          New York, New York 10178

13F File Number: 28-12128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott Schweitzer
Title:  Chief Financial Officer
Phone:  (212) 984-2373


Signature, Place and Date of Signing:

/s/ Scott Schweitzer             New York, New York         February 14, 2011
--------------------------     ----------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    129

Form 13F Information Table Value Total:    $369,461
                                         (thousands)


List of Other Included Managers:

No.              Form 13F File Number      Name

1.                                         Fox Point Fund LP
2.                                         Fox Point Offshore, Ltd.
3.                                         Fox Point QP Fund LP



                                            FORM 13F INFORMATION TABLE
                                         Fox Point Capital Management LLC


COLUMN 1                        COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6     COLUMN 7       COLUMN 8

                                TITLE                        VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP       (X$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                  --------         -----       --------  -------  --- ----  ----------  --------  ----    ------  ----
7 DAYS GROUP HLDGS LTD          ADR              81783J101      216     10,156  SH        DEFINED     1          10,156
7 DAYS GROUP HLDGS LTD          ADR              81783J101      637     29,920  SH        DEFINED     2          29,920
7 DAYS GROUP HLDGS LTD          ADR              81783J101      744     34,924  SH        DEFINED     3          34,924
AMAZON COM INC                  COM              023135106      914      5,078  SH        DEFINED     1           5,078
AMAZON COM INC                  COM              023135106    2,693     14,960  SH        DEFINED     2          14,960
AMAZON COM INC                  COM              023135106    3,143     17,462  SH        DEFINED     3          17,462
AMERIPRISE FINL INC             COM              03076C106      848     14,732  SH        DEFINED     1          14,732
AMERIPRISE FINL INC             COM              03076C106    2,498     43,404  SH        DEFINED     2          43,404
AMERIPRISE FINL INC             COM              03076C106    2,916     50,664  SH        DEFINED     3          50,664
ANADARKO PETE CORP              COM              032511107      980     12,864  SH        DEFINED     1          12,864
ANADARKO PETE CORP              COM              032511107    2,886     37,898  SH        DEFINED     2          37,898
ANADARKO PETE CORP              COM              032511107    3,369     44,238  SH        DEFINED     3          44,238
ANCESTRY COM INC                COM              032803108    1,150     40,624  SH        DEFINED     1          40,624
ANCESTRY COM INC                COM              032803108    3,389    119,678  SH        DEFINED     2         119,678
ANCESTRY COM INC                COM              032803108    3,956    139,698  SH        DEFINED     3         139,698
AON CORP                        COM              037389103      716     15,571  SH        DEFINED     1          15,571
AON CORP                        COM              037389103    2,111     45,877  SH        DEFINED     2          45,877
AON CORP                        COM              037389103    2,464     53,552  SH        DEFINED     3          53,552
APPLE INC                       COM              037833100    1,310      4,062  SH        DEFINED     1           4,062
APPLE INC                       COM              037833100    3,860     11,968  SH        DEFINED     2          11,968
APPLE INC                       COM              037833100    4,506     13,970  SH        DEFINED     3          13,970
CF INDS HLDGS INC               COM              125269100    2,004     14,827  SH        DEFINED     1          14,827
CF INDS HLDGS INC               COM              125269100    5,904     43,683  SH        DEFINED     2          43,683
CF INDS HLDGS INC               COM              125269100    6,891     50,990  SH        DEFINED     3          50,990
CHECK POINT SOFTWARE TECH LT    ORD              M22465104    2,349     50,780  SH        DEFINED     1          50,780
CHECK POINT SOFTWARE TECH LT    ORD              M22465104    6,920    149,598  SH        DEFINED     2         149,598
CHECK POINT SOFTWARE TECH LT    ORD              M22465104    8,078    174,622  SH        DEFINED     3         174,622
CITIGROUP INC                   COM              172967101      801    169,271  SH        DEFINED     1         169,271
CITIGROUP INC                   COM              172967101    2,359    498,658  SH        DEFINED     2         498,658
CITIGROUP INC                   COM              172967101    2,753    582,071  SH        DEFINED     3         582,071
CME GROUP INC                   COM              12572Q105      544      1,692  SH        DEFINED     1           1,692
CME GROUP INC                   COM              12572Q105    1,605      4,987  SH        DEFINED     2           4,987
CME GROUP INC                   COM              12572Q105    1,873      5,821  SH        DEFINED     3           5,821
COGNIZANT TECHNOLOGY SOLUTIO    CL A             192446102    1,588     21,666  SH        DEFINED     1          21,666
COGNIZANT TECHNOLOGY SOLUTIO    CL A             192446102    4,678     63,829  SH        DEFINED     2          63,829
COGNIZANT TECHNOLOGY SOLUTIO    CL A             192446102    5,460     74,505  SH        DEFINED     3          74,505
COMPANHIA DE BEBIDAS DAS AME    SPON ADR PFD     20441W203    3,151    101,554  SH        DEFINED     1         101,554
COMPANHIA DE BEBIDAS DAS AME    SPON ADR PFD     20441W203    9,284    299,198  SH        DEFINED     2         299,198
COMPANHIA DE BEBIDAS DAS AME    SPON ADR PFD     20441W203   10,837    349,248  SH        DEFINED     3         349,248
CONCHO RES INC                  COM              20605P101      297      3,385  SH        DEFINED     1           3,385
CONCHO RES INC                  COM              20605P101      874      9,973  SH        DEFINED     2           9,973
CONCHO RES INC                  COM              20605P101    1,021     11,642  SH        DEFINED     3          11,642
DECKERS OUTDOOR CORP            COM              243537107      540      6,771  SH        DEFINED     1           6,771
DECKERS OUTDOOR CORP            COM              243537107    1,590     19,946  SH        DEFINED     2          19,946
DECKERS OUTDOOR CORP            COM              243537107    1,857     23,283  SH        DEFINED     3          23,283
DIGITALGLOBE INC                COM NEW          25389M877    1,718     54,165  SH        DEFINED     1          54,165
DIGITALGLOBE INC                COM NEW          25389M877    5,060    159,571  SH        DEFINED     2         159,571
DIGITALGLOBE INC                COM NEW          25389M877    5,906    186,264  SH        DEFINED     3         186,264
EDWARDS LIFESCIENCES CORP       COM              28176E108    1,368     16,927  SH        DEFINED     1          16,927
EDWARDS LIFESCIENCES CORP       COM              28176E108    4,031     49,866  SH        DEFINED     2          49,866
EDWARDS LIFESCIENCES CORP       COM              28176E108    4,705     58,207  SH        DEFINED     3          58,207
EXPRESS SCRIPTS INC             COM              302182100      366      6,770  SH        DEFINED     1           6,770
EXPRESS SCRIPTS INC             COM              302182100    1,078     19,947  SH        DEFINED     2          19,947
EXPRESS SCRIPTS INC             COM              302182100    1,258     23,283  SH        DEFINED     3          23,283
GREEN MTN COFFEE ROASTERS IN    COM              393122106    2,225     67,706  SH        DEFINED     1          67,706
GREEN MTN COFFEE ROASTERS IN    COM              393122106    6,555    199,478  SH        DEFINED     2         199,478
GREEN MTN COFFEE ROASTERS IN    COM              393122106    7,650    232,816  SH        DEFINED     3         232,816
ILLUMINA INC                    COM              452327109      429      6,770  SH        DEFINED     1           6,770
ILLUMINA INC                    COM              452327109    1,263     19,947  SH        DEFINED     2          19,947
ILLUMINA INC                    COM              452327109    1,475     23,283  SH        DEFINED     3          23,283
INTUIT                          COM              461202103    1,669     33,853  SH        DEFINED     1          33,853
INTUIT                          COM              461202103    4,917     99,732  SH        DEFINED     2          99,732
INTUIT                          COM              461202103    5,739    116,415  SH        DEFINED     3         116,415
KAPSTONE PAPER & PACKAGING C    COM              48562P103      155     10,156  SH        DEFINED     1          10,156
KAPSTONE PAPER & PACKAGING C    COM              48562P103      458     29,922  SH        DEFINED     2          29,922
KAPSTONE PAPER & PACKAGING C    COM              48562P103      534     34,922  SH        DEFINED     3          34,922
KIT DIGITAL INC                 COM NEW          482470200      163     10,156  SH        DEFINED     1          10,156
KIT DIGITAL INC                 COM NEW          482470200      480     29,920  SH        DEFINED     2          29,920
KIT DIGITAL INC                 COM NEW          482470200      560     34,924  SH        DEFINED     3          34,924
KRONOS WORLDWIDE INC            COM              50105F105    1,208     28,437  SH        DEFINED     1          28,437
KRONOS WORLDWIDE INC            COM              50105F105    3,560     83,775  SH        DEFINED     2          83,775
KRONOS WORLDWIDE INC            COM              50105F105    4,155     97,788  SH        DEFINED     3          97,788
LAUDER ESTEE COS INC            CL A             518439104    1,166     14,448  SH        DEFINED     1          14,448
LAUDER ESTEE COS INC            CL A             518439104    3,435     42,566  SH        DEFINED     2          42,566
LAUDER ESTEE COS INC            CL A             518439104    4,010     49,686  SH        DEFINED     3          49,686
LIBERTY MEDIA CORP NEW          LIB STAR COM A   53071M708    2,222     33,422  SH        DEFINED     1          33,422
LIBERTY MEDIA CORP NEW          LIB STAR COM A   53071M708    6,509     97,912  SH        DEFINED     2          97,912
LIBERTY MEDIA CORP NEW          LIB STAR COM A   53071M708    7,889    118,666  SH        DEFINED     3         118,666
LULULEMON ATHLETICA INC         COM              550021109      463      6,771  SH        DEFINED     1           6,771
LULULEMON ATHLETICA INC         COM              550021109    1,365     19,946  SH        DEFINED     2          19,946
LULULEMON ATHLETICA INC         COM              550021109    1,593     23,283  SH        DEFINED     3          23,283
MAKO SURGICAL CORP              COM              560879108      155     10,156  SH        DEFINED     1          10,156
MAKO SURGICAL CORP              COM              560879108      455     29,922  SH        DEFINED     2          29,922
MAKO SURGICAL CORP              COM              560879108      532     34,922  SH        DEFINED     3          34,922
NETFLIX INC                     COM              64110L106      892      5,078  SH        DEFINED     1           5,078
NETFLIX INC                     COM              64110L106    2,628     14,960  SH        DEFINED     2          14,960
NETFLIX INC                     COM              64110L106    3,068     17,462  SH        DEFINED     3          17,462
NXSTAGE MEDICAL INC             COM              67072V103      126      5,078  SH        DEFINED     1           5,078
NXSTAGE MEDICAL INC             COM              67072V103      372     14,960  SH        DEFINED     2          14,960
NXSTAGE MEDICAL INC             COM              67072V103      434     17,462  SH        DEFINED     3          17,462
POPULAR INC                     COM              733174106      294     93,619  SH        DEFINED     1          93,619
POPULAR INC                     COM              733174106      866    275,821  SH        DEFINED     2         275,821
POPULAR INC                     COM              733174106    1,011    321,960  SH        DEFINED     3         321,960
PRICELINE COM INC               COM NEW          741503403    2,029      5,078  SH        DEFINED     1           5,078
PRICELINE COM INC               COM NEW          741503403    5,977     14,960  SH        DEFINED     2          14,960
PRICELINE COM INC               COM NEW          741503403    6,977     17,462  SH        DEFINED     3          17,462
ROVI CORP                       COM              779376102    3,149     50,781  SH        DEFINED     1          50,781
ROVI CORP                       COM              779376102    9,277    149,599  SH        DEFINED     2         149,599
ROVI CORP                       COM              779376102   10,828    174,620  SH        DEFINED     3         174,620
SANDRIDGE ENERGY INC            COM              80007P307      743    101,560  SH        DEFINED     1         101,560
SANDRIDGE ENERGY INC            COM              80007P307    2,190    299,196  SH        DEFINED     2         299,196
SANDRIDGE ENERGY INC            COM              80007P307    2,556    349,244  SH        DEFINED     3         349,244
SXC HEALTH SOLUTIONS CORP       COM              78505P100      145      3,385  SH        DEFINED     1           3,385
SXC HEALTH SOLUTIONS CORP       COM              78505P100      427      9,973  SH        DEFINED     2           9,973
SXC HEALTH SOLUTIONS CORP       COM              78505P100      499     11,642  SH        DEFINED     3          11,642
TELENAV INC                     COM              879455103       25      3,385  SH        DEFINED     1           3,385
TELENAV INC                     COM              879455103       73      9,974  SH        DEFINED     2           9,974
TELENAV INC                     COM              879455103       85     11,641  SH        DEFINED     3          11,641
TEMPUR PEDIC INTL INC           COM              88023U101    2,441     60,936  SH        DEFINED     1          60,936
TEMPUR PEDIC INTL INC           COM              88023U101    7,191    179,518  SH        DEFINED     2         179,518
TEMPUR PEDIC INTL INC           COM              88023U101    8,394    209,546  SH        DEFINED     3         209,546
THORATEC CORP                   COM NEW          885175307    1,016     35,884  SH        DEFINED     1          35,884
THORATEC CORP                   COM NEW          885175307    2,994    105,716  SH        DEFINED     2         105,716
THORATEC CORP                   COM NEW          885175307    3,495    123,400  SH        DEFINED     3         123,400
TRIMBLE NAVIGATION LTD          COM              896239100    2,028     50,781  SH        DEFINED     1          50,781
TRIMBLE NAVIGATION LTD          COM              896239100    5,973    149,598  SH        DEFINED     2         149,598
TRIMBLE NAVIGATION LTD          COM              896239100    6,973    174,621  SH        DEFINED     3         174,621
VALEANT PHARMACEUTICALS INTL    COM              91911K102    1,245     44,006  SH        DEFINED     1          44,006
VALEANT PHARMACEUTICALS INTL    COM              91911K102    3,668    129,653  SH        DEFINED     2         129,653
VALEANT PHARMACEUTICALS INTL    COM              91911K102    4,281    151,341  SH        DEFINED     3         151,341
VERISIGN INC                    COM              92343E102    3,650    111,716  SH        DEFINED     1         111,716
VERISIGN INC                    COM              92343E102   10,752    329,116  SH        DEFINED     2         329,116
VERISIGN INC                    COM              92343E102   12,551    384,168  SH        DEFINED     3         384,168
VERISK ANALYTICS INC            CL A             92345Y106      162      4,739  SH        DEFINED     1           4,739
VERISK ANALYTICS INC            CL A             92345Y106      476     13,963  SH        DEFINED     2          13,963
VERISK ANALYTICS INC            CL A             92345Y106      555     16,298  SH        DEFINED     3          16,298
VIACOM INC NEW                  CL B             92553P201    1,341     33,851  SH        DEFINED     1          33,851
VIACOM INC NEW                  CL B             92553P201    3,950     99,733  SH        DEFINED     2          99,733
VIACOM INC NEW                  CL B             92553P201    4,611    116,416  SH        DEFINED     3         116,416




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